CONDENSED STATEMENTS OF CASH FLOWS [Parenthetical] (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Gross Proceeds From Issuance Of Common Stock And Warrants	$ 1,117,000	$ 19,216,000
Offering Cost	252,000	3,195,000
Offering Cost Withheld From The Proceeds	89,000	2,826,000
Payments of Stock Issuance Costs	163,000	206,000	44,000
Accrued Offering Costs		$ 163,000	$ 0